Employee benefit assets and obligations	6 Months Ended
Jun. 30, 2023
Employee benefit assets and obligations
Employee benefit assets and obligations

11.   Employee benefit assets and obligations

Employee benefit assets and obligations at June 30, 2023 have been reviewed in respect of the latest discount rates, inflation rates and asset valuations. A net re-measurement loss of $7 million and $8 million (2022: gain of $24 million and $52 million) has been recognized in the unaudited consolidated interim statement of comprehensive income for the three and six months ended June 30, 2023, respectively.

The re-measurement loss recognized for the three months ended June 30, 2023 consisted of a decrease in the asset valuations of $14 million (2022: decrease of $59 million), partly offset by a decrease in the obligations of $7 million (2022: decrease of $83 million).

The re-measurement loss recognized for the six months ended June 30, 2023 consisted of a decrease in asset valuations of $7 million (2022: decrease of $95 million) and an increase in the obligations of $1 million (2022: decrease of $147 million).